Financial investments (Tables)	6 Months Ended
Jun. 30, 2018
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of June 30, 2018 and December 31, 2017 is as follows:

	Balance as of June 30, 2018	Balance as of December 31, 2017

	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	2,813	2,088
Derivative assets	13,050	8,230
Other receivable accounts at amortized cost	35,726	34,924
Total non-current financial investments	51,589	45,242

Fair value through profit or loss	-	1,715
Contracted concessional financial assets	131,217	131,066
Other receivable accounts at amortized cost	83,931	77,357
Total current financial investments	215,148	210,138